Offerings - Offering: 1	Sep. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value per share
Amount Registered | shares	1,672,536
Maximum Aggregate Offering Price	$ 3,487,237.56
Fee Rate	0.01531%
Amount of Registration Fee	$ 533.90
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, or the Securities Act, this Registration Statement also covers an indeterminate number of additional securities which may be offered and issued to prevent dilution resulting from share splits, share dividends, recapitalizations or similar transactions.

Represents Ordinary Shares reserved for issuance upon the exercise of options that may be granted under the plan to which this Registration Statement relates.

The fee is based on the number of Ordinary Shares which may be issued under the Registrant’s 2013 Global Incentive Option Scheme, as amended, this Registration Statement on Form S-8 relates to and is estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee based upon the average of the high and low sales price of Brenmiller Energy Ltd.’s Ordinary Shares as reported on the Nasdaq Capital Market on September 3, 2025.